Financial Instruments And Risk Management -Summary Of Maximum Exposure To Credit Risk (Detail) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [abstract]
Cash	$ 134,447	$ 201,804	$ 74,022
Amounts receivable	1,801	1,178
Maximum exposure to credit risk	$ 136,248	$ 202,982